TAXES ON INCOME (Schedule of Taxes on Income) (Domestic and Foreign) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic		$ 27,673	$ 28,097	$ 24,812
Foreign		(41,304)	(6,685)	6,020
Taxes on income	$ 19,200	$ (13,631)	$ 21,412	$ 30,832